EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                      EATON VANCE NATIONAL MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NATIONAL MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND

                        Supplement to Prospectuses Dated
                   February 1, 2004, as Revised March 1, 2004


Effective the date of this Supplement, each of the above Funds will invest its assets directly in securities. Formerly, each Fund invested its assets in a corresponding investment company (referred to as a Portfolio) that had the same investment objective and policies as each Fund. Each Fund's investment objective and other investment policies remain unchanged. In addition, Boston Management and Research, the investment adviser to the Portfolios, will act as investment adviser to each Fund. The investment advisory fee paid remains unchanged.



October 1, 2004                                                         COMBNSPS